SHAREHOLDERS' EQUITY (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended			36 Months Ended
	Nov. 30, 2017	May 31, 2017	Jun. 16, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2014
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 3.05	$ 2.01	$ 2.04
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options				$ 3,293
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				1 year 1 month 2 days
Stock Repurchase Program, Authorized Amount								$ 3,000
Treasury Stock, Shares				27,115,952	23,366,490		23,366,490
Additional Stock Repurchase Program Authorized Amount	$ 20,000	$ 15,000					$ 75,000
Legal And Other Expenses			$ 150
Share Repurchase Program [Member]
Class of Stock [Line Items]
Treasury Stock, Shares			3,000,000	27,115,952
Share Price			$ 4.35
Stock Redeemed or Called During Period, Value				$ 115,545
Stock Repurchased and Retired During Period, Value				$ 25,564
Stock Repurchased and Retired During Period, Shares				3,749,462
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			3,000,000
Employee and non-employee Stock Option Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				1,221,941
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value				$ 1,562	$ 1,583	$ 219